Share-Based Compensation - Summary of NES Activities under 2006 and 2016 Share Incentive Plan (Detail) - $ / shares	1 Months Ended	12 Months Ended
	Jan. 31, 2024	May 31, 2024	May 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted-average grant date fair value, Granted	$ 0	$ 5.99	$ 2.6
2006 and 2016 Share Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of NES, Beginning balance		30,271,273
Number of NES, Granted		3,656,040
Number of NES, Vested		(12,191,640)
Number of NES, Forfeited		(266,411)
Number of NES, Ending balance		21,469,262
Weighted-average grant date fair value, Beginning balance		$ 5.52
Weighted-average grant date fair value, Granted		5.99
Weighted-average grant date fair value, Vested		6.54
Weighted-average grant date fair value, Forfeited		5.75
Weighted-average grant date fair value, Ending balance		$ 5.01